Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	May 31, 2025	May 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 5,896,144,242	$ 5,901,928,944
Benefits payable	(2,472,090)	(1,624,527)
Net assets available for benefits per Form 5500	$ 5,893,672,152	$ 5,900,304,417